Taxation (PRC Value-Added Tax and Related Surcharges, Narrative) (Details) - PRC [Member]	12 Months Ended
Dec. 31, 2018
Value-added Tax and Related Surcharges [Line Items]
VAT rate, effective	6.00%
VAT rate, surcharge	12.00%
Online advertising revenue [Member]
Value-added Tax and Related Surcharges [Line Items]
Culture construction fee surcharge	3.00%
Cinema advertising business [Member]
Value-added Tax and Related Surcharges [Line Items]
Culture construction fee surcharge	3.00%